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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        September 30, 2005
                                               ------------------------------

Check here if Amendment           / /;               Amendment Number:
                                                                       --------

This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Riverside Advisors, LLC
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Address:      4401 Northside Parkway, Suite 390
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              Atlanta, Georgia  30327
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Form 13F File Number:   28-10856
                        --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:           Kyle Tomlin
                     ----------------------------------------------------------
         Title:          Manager
                     ----------------------------------------------------------
         Phone:          (404)  949-3101
                     ----------------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Kyle Tomlin                 Atlanta, Georgia             10/04/2005
----------------------------    ---------------------------    ----------------
       [Signature]                     [City, State]                 [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   NONE
                                                ------------------------

Form 13F Information Table Entry Total:              99
                                                ------------------------

Form 13F Information Table Value Total:         $   159,147
                                                 -----------------------
                                                        (thousands)



List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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                                                      FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----
AAR CORP                         COM   000631105        524       30,500   SH                 SOLE                524
ABLE LABORATORIES INC            COM   00371N407         10       60,400   SH                 SOLE                 10
ADEZA BIOMEDICAL CORPORATION     COM   006864102        575       33,000   SH                 SOLE                575
ADVANCE AUTO PARTS               COM   00751Y106        540       13,950   SH                 SOLE                540
ALLEGHENY TECHNOLOGIES INC       COM   01741R102        601       19,400   SH                 SOLE                601
ALLMERICA FINANCIAL CORP         COM   019754100        543       13,200   SH                 SOLE                543
AMERICAN EAGLE OUTFITTERS INC    COM   02553E106        402       17,100   SH                 SOLE                402
ANTEON INTERNATIONAL CORP        COM   03674E108        680       15,900   SH                 SOLE                680
ARTHROCARE CORP                  COM   043136100      2,128       52,900   SH                 SOLE              2,128
ASTA FUNDING INC                 COM   046220109        622       20,500   SH                 SOLE                622
BEAZER HOMES USA INC             COM   07556Q105      4,512       76,900   SH                 SOLE              4,512
BED BATH & BEYOND                COM   075986100        534       13,300   SH                 SOLE                534
BIOSITE INC                      COM   090945106        674       10,900   SH                 SOLE                674
BRADLEY PHARMACEUTICALS INC      COM   104576103      1,911      175,000   SH                 SOLE              1,911
BUILDING MATERIAL HOLDING
  CORPCMN                        COM   120113105        699        7,500   SH                 SOLE                699
CAL DIVE INTERNATIONAL INC       COM   127914110      3,304       52,100   SH                 SOLE              3,304
CARBO CERAMICS INC               COM   140781105        762       11,550   SH                 SOLE                762
CAREER EDUCATION CORPORATION     COM   141665109      4,424      124,400   SH                 SOLE              4,424
CELGENE CORP                     COM   151020104      3,275       60,300   SH                 SOLE              3,275
CENTRAL EURO MEDIA ENTER         COM   G20045202      1,785       33,800   SH                 SOLE              1,785
CERNER CORP                      COM   156782104      3,303       38,000   SH                 SOLE              3,303
CHINA LIFE INSURANCE CO LTD      COM   16939P106      1,194       38,700   SH                 SOLE              1,194
CHINA YUCHAI INTL LTD            COM   G21082105      2,000      194,400   SH                 SOLE              2,000
COACH INC                        COM   189754104        533       17,000   SH                 SOLE                533
COGENT INC                       COM   19239Y108        477       20,100   SH                 SOLE                477
COMMUNITY HEALTH SYSTEMS INC     COM   203668108        539       13,900   SH                 SOLE                539
COMPANHIA VALE                   COM   204412209      2,965       67,600   SH                 SOLE              2,965
CORNING INC                      COM   219350105      2,952      152,700   SH                 SOLE              2,952
CSX CORP                         COM   126408103        572       12,300   SH                 SOLE                572
CTRIP.COM INTERNATIONAL LTD      COM   22943F100        449        7,000   SH                 SOLE                449
CUTERA INC                       COM   232109108        934       36,000   SH                 SOLE                934
DENDRITE INTERNATIONAL INC       COM   248239105        830       41,400   SH                 SOLE                830
DR HORTON INC                    COM   23331A109      4,613      127,366   SH                 SOLE              4,613
EOG RESOURCES INC                COM   26875P101        622        8,300   SH                 SOLE                622
ESSEX CORP                       COM   296744105        505       23,300   SH                 SOLE                505
EXPRESS SCRIPTS COMMON           COM   302182100      2,575       41,400   SH                 SOLE              2,575
FIRST MARBLEHEAD CORP            COM   320771108      1,270       50,000   SH                 SOLE              1,270
GUESS INC                        COM   401617105        741       34,600   SH                 SOLE                741
HEADWATERS INC.                  COM   42210P102      3,044       81,400   SH                 SOLE              3,044

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                                                      FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----
HOUSEVALUES INC                  COM   44183Y102        589       41,200   SH                 SOLE                589
HOVNANIAN ENTERPRISES INC CL A   COM   442487203      3,364       65,700   SH                 SOLE              3,364
ITRON INC                        COM   465741106        525       11,500   SH                 SOLE                525
ITT EDUCATIONAL SERVICES INC     COM   45068B109      2,028       41,100   SH                 SOLE              2,028
J2 GLOBAL COMM                   COM   46626E205      1,661       41,100   SH                 SOLE              1,661
JABIL CIRCUIT INC                COM   466313103      2,681       86,700   SH                 SOLE              2,681
JOS A BANK CLOTHIERS INC         COM    4.81E+08        596       13,800   SH                 SOLE                596
JUNIPER NETWORKS INC             COM   48203R104        559       23,500   SH                 SOLE                559
KANBAY INTERNATIONAL             COM   48369P207        498       26,500   SH                 SOLE                498
KB HOME                          COM   48666K109      6,149       84,000   SH                 SOLE              6,149
LENNAR CORPORATION               COM   526057104      2,468       41,300   SH                 SOLE              2,468
LONE STAR TECHNOLOGIES INC       COM   542312103      3,269       58,800   SH                 SOLE              3,269
LYONDELL CHEMICAL COMPANY        COM   552078107        524       18,300   SH                 SOLE                524
M D C HLDGS INC                  COM   552676108      3,930       49,820   SH                 SOLE              3,930
MANTECH INTERNATIONAL CORP-A     COM   564563104        483       18,300   SH                 SOLE                483
MARVELL TECHNOLOGY GROUP LTD     COM   G5876H105      2,896       62,800   SH                 SOLE              2,896
MAVERICK TUBE CORP               COM   577914104      1,680       56,000   SH                 SOLE              1,680
MERCURY INTERACTIVE CORP         COM   589405109      2,384       60,200   SH                 SOLE              2,384
MERITAGE HOMES CORPORATION       COM   59001A102        406        5,300   SH                 SOLE                406
MOBILE TELESYS                   COM   607409109      2,933       72,100   SH                 SOLE              2,933
NASH FINCH CO                    COM   631158102        700       16,600   SH                 SOLE                700
NETEASE.COM INC-ADR              COM   64110W102        936       10,400   SH                 SOLE                936
NETWORK APPLIANCE INC            COM   64120L104        399       16,800   SH                 SOLE                399
NOBLE ENERGY INC                 COM   655044105        591       12,600   SH                 SOLE                591
NVIDIA CORP                      COM   67066G104      3,041       88,700   SH                 SOLE              3,041
O2MICRO INTERNATIONAL LIMITED    COM   G6797E106        667       42,400   SH                 SOLE                667
OMI CORP                         COM   Y6476W104        588       32,900   SH                 SOLE                588
OPEN JT STK CO-VIMPEL COMMUN     COM   68370R109      6,297      141,700   SH                 SOLE              6,297
O'REILLY AUTOMOTIVE INC          COM   686091109        564       20,000   SH                 SOLE                564
PACIFICARE HEALTH SYSTEMS        COM   695112102        550        6,900   SH                 SOLE                550
PANERA BREAD COMPANY-CL A        COM   69840W108        461        9,000   SH                 SOLE                461
PEABODY ENERGY CORP              COM  7045491104      3,374       40,000   SH                 SOLE              3,374
PETMED EXPRESS COM               COM   716382106      2,458      237,270   SH                 SOLE              2,458
PHARMACEUTICAL PRODUCT DEVEL     COM   717124101        546        9,500   SH                 SOLE                546
PLEXUS CORP                      COM   729132100        564       33,000   SH                 SOLE                564
PROVIDENCE SERVICE CORP          COM   743815102        740       24,200   SH                 SOLE                740

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                                                      FORM 13F INFORMATION TABLE

                                                                                                            Voting Authority
                                Title
                                -----
                                 of                 Value     SHRs or                      Investment  Other
                                 --                 -----     -------                      ----------  -----
      Name of Issuer            Class    CUSIP     (x$1000)  PRN Amount  SH/PRN  Put/Call  Discretion Managers   Sole  Shared  None
      --------------            -----    -----     --------  ----------  ------  --------  ---------- --------   ----  ------  ----

PRUDENTIAL FINANCIAL INC         COM   744320102        581        8,600   SH                 SOLE                581
PULTE HOMES INC                  COM   745867101      2,622       61,100   SH                 SOLE              2,622
QUANEX CORP                      COM   747620102        768       11,600   SH                 SOLE                768
QUIKSILVER INC                   COM   74838C106        447       30,900   SH                 SOLE                447
SHAW COMMUNICATIONS INC-B        COM   82028K200        549       26,200   SH                 SOLE                549
SINA.COM                         COM   G81477104      1,504       54,700   SH                 SOLE              1,504
SOUTHWESTERN ENERGY CO           COM   845467109        705        9,600   SH                 SOLE                705
ST PAUL TRAVELERS COS INC/TH     COM   792860108        570       12,700   SH                 SOLE                570
STANDARD PACIFIC CORP            COM   85375C101      2,549       61,400   SH                 SOLE              2,549
STERICYCLE INC                   COM   858912108        543        9,500   SH                 SOLE                543
SYNERON MEDICAL LTD              COM   M87245102        671       18,400   SH                 SOLE                671
TEVA PHARMECEUTICAL              COM   881624209      2,039       61,000   SH                 SOLE              2,039
TOLL BROTHERS INC                COM   889478103      3,636       81,400   SH                 SOLE              3,636
TRIAD HOSPITALS INC              COM   89579K109        530       11,700   SH                 SOLE                530
TXU CORP                         COM   873168108        858        7,600   SH                 SOLE                858
UNITEDHEALTH GROUP INC           COM   91324P102      3,614       64,300   SH                 SOLE              3,614
URBAN OUTFITTERS INC             COM   917047102        547       18,600   SH                 SOLE                547
WEBEX COMMUNICATIONS INC         COM   94767L109        515       21,000   SH                 SOLE                515
WEBMD CORPORATION                COM   94769M105      2,255      203,500   SH                 SOLE              2,255
WELL POINT INC                   COM   94973V107      5,269       69,500   SH                 SOLE              5,269
WESCO INTERNATIONAL INC.         COM   95082P105      3,116       92,000   SH                 SOLE              3,116
WESTERN DIGITAL CORP             COM   958102105        524       40,500   SH                 SOLE                524
XTO ENERGY CORP                  COM   98385X106      3,571       78,800   SH                 SOLE              3,571
YAHOO! INC                       COM   984332106        440       13,000   SH                 SOLE                440
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